SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS FOR STOCK OPTIONS GRANTED (Details) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Option Indexed to Issuer's Equity [Line Items]
Expected term (years)	5 years 8 months 26 days	5 years 8 months 12 days
Expected stock price volatility	296.25%	316.43%
Weighted-average risk-free interest rate	0.62%	0.40%
Expected dividend	0.00%	0.00%